Document And Entity Information	Apr. 08, 2021
Document Information [Line Items]
Entity, Registrant Name	LiqTech International, Inc.
Document, Type	8-K
Document, Period End Date	Apr. 08, 2021
Entity, Incorporation, State or Country Code	NV
Entity, File Number	001-36210
Entity, Tax Identification Number	20-1431677
Entity, Address, Address Line One	Industriparken 22C
Entity, Address, Postal Zip Code	2750
Entity, Address, City or Town	Ballerup
Entity, Address, Country	DK
City Area Code	454
Local Phone Number	4986000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	LIQT
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001307579